Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment securities:
Debt securities, at fair value	$ 110,633	$ 110,201		$ 149,783
Equity securities, at fair value (cost of $2,369 and $1,905, respectively)	2,425	1,267		9,931
Short-term investments, at fair value	28,055	25,929		23,013
Total investments	141,113	137,397		182,727
Cash and cash equivalents	21,549	28,035		9,913
Premiums and agents' balances receivable, net	21,713	21,802		21,197
Receivable from Affiliate	1,245	1,261		5,784
Reinsurance recoverables on unpaid losses	61,101	82,651	$ 40,605	40,344	$ 24,218	$ 22,579
Reinsurance recoverables on paid losses	9,023	6,653		1,347
Prepaid reinsurance premiums	21,929	16,399		8,301
Deferred policy acquisition costs	8,326	10,290	10,124	12,267	12,243	11,906
Other assets	7,172	7,862		8,524
Total assets	293,171	312,350		290,404
Liabilities:
Unpaid losses and loss adjustment expenses	145,362	165,539	$ 140,938	139,085	111,270	$ 107,246
Unearned premiums	69,807	67,887		65,269	$ 56,224
Reinsurance premium payable	7,463	6,144		5,318
Debt	33,954	33,876		33,564
Accounts payable and accrued expenses	14,293	19,954		6,665
Total liabilities	270,879	293,400		249,901
Commitments and contingencies
Shareholders' equity:
Common stock, no par value (100,000,000 shares authorized; 12,215,849 issued and outstanding, respectively)	97,968	97,913		92,692
Accumulated deficit	(59,759)	(60,760)		(50,079)
Accumulated other comprehensive income (loss)	(15,917)	(18,203)		(2,110)
Total shareholders' equity	22,292	18,950		40,503
Total liabilities and shareholders' equity	$ 293,171	$ 312,350		$ 290,404